Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Funds Trust
Prospectus Date	rr_ProspectusDate	May 02, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2016